OTHER ACCRUED LIABILITIES - Schedule of Changes in warranty costs provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER ACCRUED LIABILITIES.
Beginning of year	€ 172	€ 162
Amount used during the year	(98)	(124)
New warranty expenses	52	134
End of year	126	172
Less current portion	(108)	(107)
Long term portion	€ 18	€ 65